Employee Benefits	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Employee Benefits
21.	Employee Benefits

(a)	Defined contribution plans
The expenses related to post-employment benefit plans under defined contribution plans for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Expense related to post-employment benefit plans under defined contribution plans	￦	54,527	62,467	70,394

(b)	Defined benefit plans

1)	The amounts recognized in relation to net defined benefit liabilities in the statements of financial position as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Present value of funded obligations	￦	2,200,127	2,445,797
Fair value of plan assets(*1)		(2,703,639)	(2,902,714)
Present value of non-funded obligations		20,560	30,912

Net defined benefit liabilities	￦	(482,952)	(426,005)

(*1)
As of December 31, 2022 and 2023, the Company recognized net defined benefit assets amounting to
￦
520,659 million and
￦
464,758 million, respectively, since there are consolidated entities whose fair value of plan assets exceeded the present value of defined benefit obligations.

2)	Changes in present value of defined benefit obligations for the years ended December 31, 2022 and 2023 were as follows:

(in millions of Won)	2022		2023
Defined benefit obligations at the beginning of year	￦	2,415,031	2,220,687
Current service costs		235,007	235,340
Interest costs		71,348	97,660
Remeasurements :		(192,339)	178,649
- Loss (gain) from change in financial assumptions		(381,800)	165,919
- Loss (gain) from change in demographic assumptions		(621)	(16,094)
- Loss (gain) from change in others		190,082	28,824
Benefits paid		(300,353)	(263,547)
Others		(8,007)	7,920

Defined benefit obligations at the end of year	￦	2,220,687	2,476,709

3)	Changes in fair value of plan assets for the years ended December 31, 2022 and 2023 were as follows:

(in millions of Won)	2022		2023
Fair value of plan assets at the beginning of year	￦	2,620,046	2,703,639
Interest on plan assets		77,745	126,386
Remeasurement of plan assets		(57,335)	22,400
Contributions to plan assets		346,773	279,225
Benefits paid		(287,312)	(233,689)
Others		3,722	4,753

Fair value of plan assets at the end of year	￦	2,703,639	2,902,714

The Company expects to make an estimated contribution of
￦
281,169 million to the defined benefit plan assets in 2024.

4)	The fair value of plan assets as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Equity instruments	￦	5,949	6,867
Debt instruments		758,250	529,313
Deposits		1,813,863	2,155,063
Others		125,577	211,471

	￦	2,703,639	2,902,714

5)	The amounts recognized in consolidated statement of comprehensive income for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Current service costs	￦	243,029	235,007	235,340
Net interest costs(*1)		538	(6,397)	(28,726)

	￦	243,567	228,610	206,614

(*1)	The actual return on plan assets amounted to ￦ 42,051 million, ￦ 20,410 million and ￦ 148,786 million for the years ended December 31, 2021, 2022 and 2023, respectively.
The expenses by function were as follows:

(in millions of Won)	2021		2022	2023
Cost of sales	￦	166,734	156,576	135,687
Selling and administrative expenses		76,265	71,060	70,746
Others		568	974	181

	￦	243,567	228,610	206,614

6)	Accumulated actuarial gains (losses), net of tax recognized in other comprehensive income for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Beginning	￦	(553,221)	(502,066)	(396,297)
Current actuarial gains (losses)		51,155	105,769	(118,548)

Ending	￦	(502,066)	(396,297)	(514,845)

7)	The principal actuarial assumptions as of December 31, 2022 and 2023 are as follows:

(%)	2022	2023
Discount rate	2.00 ~ 7.60	0.92 ~ 7.60
Expected future increase in salaries(*1)	1.50 ~ 12.20	2.30 ~ 28.11

(*1)	The expected future increase in salaries is based on the average salary increase rate for the past 5 years.
All assumptions are reviewed at the end of the reporting period. Additionally, the total estimated defined benefit obligation includes actuarial assumptions associated with the long-term characteristics of the defined benefit plan.

8)
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding the other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

(in millions of Won)	1% Increase			1% Decrease
	Amount		Percentage(%)	Amount	Percentage(%)
Discount rate	￦	(151,746)	(6.1)	172,840	7.0
Expected future increase in salaries		171,615	6.9	(153,433)	(6.2)

9)	As of December 31, 2023, the maturity of the expected benefit payments are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	5 years - 10 years	10 years - 20 years	After 20 years	Total
Benefits to be paid	￦	305,269	1,000,746	743,159	1,018,133	404,773	3,472,080
The maturity analysis of the defined benefit obligation was nominal amounts of defined benefit obligations using expected remaining period of service of employees.